Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Summary of subsidiaries included in the unaudited condensed interim consolidated financial statements

			Ownership (%)
	Name of	Main business	December 31,	June 30,
Name of investor	subsidiary	activities	2022	2023
The Company	Perfect Mobile Corp. (Taiwan)	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	100%	100%
The Company	Perfect Corp. (USA)	Marketing and sales of AR/AI SaaS solution	100%	100%
The Company	Perfect Corp. (Japan)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Shanghai)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Mobile Corp.(B.V.I.)	Investment activities	100%	100%
The Company	Fashion Corp.	For business combination purpose via SPAC transaction, please refer to Note 1 for details.	100%	–%(Note ii)
Perfect Mobile Corp. (Taiwan)	Perfect Corp. (France)	Marketing and Service Center for sales of AR/AI SaaS solution.	100%(Note i)	100%